Share Capital - Schedule of Number of Shares and Stated Value of the Outstanding Shares (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of shares	14,192,851	13,610,342
Stated value	$ 59,082	$ 51,252
Telesat Public Shares [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of shares	14,080,010	13,497,501
Stated value	$ 52,742	$ 44,912
Class C Shares [Member]
Schedule of Number of Shares and Stated Value of Outstanding Shares [Line Items]
Number of shares	112,841	112,841
Stated value	$ 6,340	$ 6,340